SCHEDULE OF OPERATING LOSS CARRYFORWARDS (Details)	Jun. 30, 2026 USD ($)
Operating Loss Carryforwards [Line Items]
Total	$ 10,095,271
Tax Year 2026 [Member]
Operating Loss Carryforwards [Line Items]
Total	1,456,302
Tax Year 2027 [Member]
Operating Loss Carryforwards [Line Items]
Total	836,938
Tax Year 2028 [Member]
Operating Loss Carryforwards [Line Items]
Total	5,878,620
Tax Year 2029 [Member]
Operating Loss Carryforwards [Line Items]
Total	1,891,941
Tax Year 2030 [Member]
Operating Loss Carryforwards [Line Items]
Total	$ 31,470